Fair Value Measurements - Narrative (Details)	Dec. 31, 2018 USD ($)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (liabilities) measured at fair value	$ 0